UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23244

The Chartwell Funds

(Exact name of registrant as specified in charter)

1205 Westlakes Dr., Suite 100

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

Timothy J. Riddle

1205 Westlakes Dr., Suite 100

Berwyn, PA 19312

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 296-1400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Berwyn Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 88.4%
	Basic Materials – 3.5%
11,800	Eagle Materials, Inc.	$1,322,190
17,900	Innophos Holdings, Inc.	828,233
17,500	Minerals Technologies, Inc.	1,315,125
		3,465,548
	Consumer, Cyclical – 9.0%
25,375	Cheesecake Factory, Inc.	1,248,196
89,620	China Automotive Systems, Inc.*	419,422
102,400	Denny's Corp.*	1,534,976
77,496	Knoll, Inc.	1,777,758
8,600	Oxford Industries, Inc.	677,680
26,200	Scholastic Corp.	1,006,604
65,075	TRI Pointe Group, Inc.*	1,061,373
32,900	Wolverine World Wide, Inc.	1,080,107
		8,806,116
	Consumer, Non-cyclical – 1.5%
6,000	Lancaster Colony Corp.	770,400
13,000	Matthews International Corp. - Class A	728,000
		1,498,400
	Energy – 4.2%
162,767	McDermott International, Inc.*, 1	1,429,094
36,600	RSP Permian, Inc.*	1,452,288
124,600	SRC Energy, Inc.*	1,239,770
		4,121,152
	Financial – 28.2%
36,000	American Equity Investment Life Holding Co.	1,188,000
28,900	Argo Group International Holdings Ltd.[1]	1,771,570
33,300	Columbia Banking System, Inc.	1,434,564
43,900	CVB Financial Corp.	1,027,260
17,800	FCB Financial Holdings, Inc. - Class A*	975,440
48,700	First Financial Bancorp	1,387,950
52,800	First Midwest Bancorp, Inc.	1,312,608
65,800	FNB Corp.	944,230
119,078	Hallmark Financial Services, Inc.*	1,206,260
59,125	Hope Bancorp, Inc.	1,125,740
22,300	Independent Bank Group, Inc.	1,600,025
15,300	McGrath RentCorp	731,340
13,500	Pinnacle Financial Partners, Inc.	854,550
40,800	PRA Group, Inc.*	1,458,600
31,500	Renasant Corp.	1,356,705
30,500	Selective Insurance Group, Inc.	1,776,625
15,900	South State Corp.	1,408,740
40,000	Towne Bank/Portsmouth VA	1,222,000

Berwyn Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financial (Continued)
14,500	UMB Financial Corp.	$1,104,610
57,900	Umpqua Holdings Corp.	1,253,535
25,900	United Bankshares, Inc.	953,120
49,800	United Community Banks, Inc.	1,577,664
		27,671,136
	Health Care – 3.0%
22,400	Almost Family, Inc.*	1,277,920
25,700	Haemonetics Corp.*	1,661,505
		2,939,425
	Industrial – 19.1%
24,600	Altra Industrial Motion Corp.	1,289,040
19,125	Barnes Group, Inc.	1,258,234
104,606	Diana Shipping, Inc.*, 1	397,503
16,900	EnPro Industries, Inc.	1,487,031
28,300	ESCO Technologies, Inc.	1,730,545
20,500	Franklin Electric Co., Inc.	928,650
48,900	Harsco Corp.*	875,310
20,800	Hub Group, Inc. - Class A*	999,440
48,700	Interface, Inc.	1,215,065
38,000	ITT Corp.	2,128,000
28,500	Korn/Ferry International	1,269,960
18,400	Lydall, Inc.*	879,520
32,900	Rush Enterprises, Inc. - Class A*	1,778,245
16,600	Saia, Inc.*	1,254,130
47,075	TrueBlue, Inc.*	1,287,501
		18,778,174
	REal Estate – 8.0%
34,525	Education Realty Trust, Inc. - REIT	1,140,361
42,300	Empire State Realty Trust, Inc. - Class A - REIT	826,965
38,325	First Industrial Realty Trust, Inc. - REIT	1,182,709
49,500	Healthcare Realty Trust, Inc. - REIT	1,478,565
34,600	Kite Realty Group Trust - REIT	583,356
32,100	Pebblebrook Hotel Trust - REIT	1,251,900
11,500	PS Business Parks, Inc. - REIT	1,404,265
		7,868,121
	Technology – 7.2%
31,425	Acxiom Corp.*	850,675
30,500	Diodes, Inc.*	859,795
59,900	Integrated Device Technology, Inc.*	1,791,010
36,580	ManTech International Corp. - Class A	1,904,721

Berwyn Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
27,600	Plexus Corp.*	$1,649,100
		7,055,301
	Utilities – 4.7%
14,400	Black Hills Corp.	799,920
23,700	El Paso Electric Co.	1,237,140
25,700	NorthWestern Corp.	1,396,538
16,300	Southwest Gas Holdings, Inc.	1,199,354
		4,632,952
	Total Common Stocks (Cost $86,028,862)	86,836,325

	Short-Term Investments – 8.7%
8,548,906	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.19%[2]	8,548,906

	Total Short-Term Investments (Cost $8,548,906)	8,548,906

	Total Investments – 97.1% (Cost $94,577,768)	95,385,231
	Other Assets in Excess of liabilities – 2.9%	2,802,117

	Total Net Assets – 100.0%	$98,187,348

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Berwyn Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 18.8%
	Basic Materials – 1.4%
3,037,157	Gold Resource Corp.[1]	$13,727,949
317,670	Mosaic Co.	8,672,391
		22,400,340
	Communications – 3.0%
1,658,036	Nokia OYJ - ADR	7,975,153
1,706,822	PC-Tel, Inc.*1	12,220,846
1,673,000	Telefonaktiebolaget LM Ericsson - ADR	10,774,120
508,529	Viacom, Inc. - Class B	16,995,039
		47,965,158
	Consumer, Cyclical – 4.4%
643,000	American Eagle Outfitters, Inc.	11,574,000
147,000	HUGO BOSS A.G. - ADR	2,673,930
351,497	Macy's, Inc.	9,121,347
911,520	Mattel, Inc.	14,438,477
337,000	Nintendo Co., Ltd. - ADR	19,235,960
847,308	Superior Industries International, Inc.	14,277,140
		71,320,854
	Consumer, Non-cyclical – 0.7%
473,000	Carlsberg A/S - ADR	12,163,195

	Energy – 0.7%
260,000	Devon Energy Corp.	10,756,200

	Financial – 1.0%
505,000	Bank of America Corp.	16,160,000

	Health Care – 0.5%
232,500	GlaxoSmithKline PLC - ADR	8,721,075

	Industrial – 2.3%
175,000	CTS Corp.	4,812,500
60,000	Koninklijke Philips N.V.[2]	2,445,600
1,511,313	LSI Industries, Inc.[1]	11,999,825
1,270,000	Pitney Bowes, Inc.	17,919,700
		37,177,625
	Technology – 4.1%
381,000	Corning, Inc.	11,894,820
236,000	FLIR Systems, Inc.	12,085,560
162,000	Intel Corp.	7,798,680
80,000	International Business Machines Corp.	13,096,000
937,338	Xperi Corp.	21,043,238
		65,918,298
	Utilities – 0.7%
344,350	FirstEnergy Corp.	11,329,115

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	COMMON STOCKS (Continued)
	Total Common Stocks (Cost $268,539,485)	$303,911,860

	Corporate Bonds – 69.1%
	Basic Materials – 2.7%
$17,251,000	Nucor Corp. 5.850%, 6/1/2018	17,458,219
2,094,000	PH Glatfelter Co. 5.375%, 10/15/2020[3]	2,130,645
22,973,000	RPM International, Inc. 6.500%, 2/15/2018	23,007,391
		42,596,255
	Communications – 4.5%
7,515,000	CalAmp Corp. 1.625%, 5/15/2020[4]	8,247,712
9,357,000	Finisar Corp. 0.500%, 12/15/2033[3,4]	9,268,979
7,493,000	Juniper Networks, Inc. 3.125%, 2/26/2019	7,553,498
10,827,000	Nokia OYJ 6.625%, 5/15/2039[2]	11,855,565
	Twitter, Inc.
17,722,000	0.250%, 9/15/2019[4]	16,984,393
20,374,000	1.000%, 9/15/2021[4]	19,199,765
		73,109,912
	Consumer, Cyclical – 13.0%
29,638,000	Allegiant Travel Co. 5.500%, 7/15/2019	30,378,950
33,742,000	Best Buy Co., Inc. 5.000%, 8/1/2018	34,180,646
10,458,000	Brunswick Corp. 4.625%, 5/15/2021[3,5]	10,583,695
11,036,000	eBay, Inc. 2.500%, 3/9/2018	11,046,683
11,388,000	GameStop Corp. 5.500%, 10/1/2019[3,5]	11,558,820
5,149,000	JC Penney Corp., Inc. 5.750%, 2/15/2018	5,149,000
3,105,000	Marriott International, Inc. 6.750%, 5/15/2018	3,146,554
	Mattel, Inc.
6,152,000	1.700%, 3/15/2018	6,139,696
1,091,000	2.350%, 5/6/2019	1,074,635

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Consumer, Cyclical (Continued)
$25,275,000	Newell Brands, Inc. 2.150%, 10/15/2018	$25,271,386
20,721,000	Ralph Lauren Corp. 2.125%, 9/26/2018[3]	20,718,120
14,270,000	Starbucks Corp. 2.000%, 12/5/2018[3]	14,250,949
9,042,000	Tiffany & Co. 4.900%, 10/1/2044[3]	8,903,540
28,064,000	Wyndham Worldwide Corp. 2.500%, 3/1/2018[3]	28,058,415
		210,461,089
	Consumer, Non-cyclical – 11.4%
12,793,000	Church & Dwight Co., Inc. 2.450%, 12/15/2019[3]	12,772,237
34,841,000	Constellation Brands, Inc. 3.875%, 11/15/2019	35,552,523
14,063,000	Danaher Corp. 1.650%, 9/15/2018	14,041,582
	General Mills, Inc.
7,950,414	5.650%, 2/15/2019	8,220,768
3,170,000	2.200%, 10/21/2019	3,155,944
6,757,000	4.150%, 2/15/2043[3]	6,638,888
4,745,000	Hershey Co. 3.375%, 8/15/2046[3]	4,453,064
19,376,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[4]	18,092,340
2,803,000	JM Smucker Co. 2.200%, 12/6/2019	2,789,540
	Kellogg Co.
14,007,000	3.250%, 5/21/2018	14,024,341
6,274,000	4.150%, 11/15/2019	6,453,279
33,766,000	Kraft Heinz Foods Co. 2.000%, 7/2/2018	33,727,338
4,200,000	Sysco Corp. 1.900%, 4/1/2019	4,183,821
20,065,000	Western Union Co. 3.650%, 8/22/2018	20,238,984
		184,344,649
	Health Care – 11.5%
7,511,000	Amgen, Inc. 2.200%, 5/22/2019[3]	7,490,946
12,197,000	Anthem, Inc. 2.300%, 7/15/2018	12,211,966

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Health Care (Continued)
$16,555,000	Bristol-Myers Squibb Co. 3.250%, 8/1/2042	$15,373,817
40,856,000	Edwards Lifesciences Corp. 2.875%, 10/15/2018	41,067,185
8,105,000	Gilead Sciences, Inc. 1.850%, 9/4/2018	8,098,735
9,360,000	Halyard Health, Inc. 6.250%, 10/15/2022[3]	9,757,894
6,896,000	HealthSouth Corp. 5.750%, 11/1/2024[3]	7,033,920
16,990,000	Laboratory Corp. of America Holdings 2.500%, 11/1/2018	17,023,453
3,915,000	McKesson Corp. 1.400%, 3/15/2018	3,912,952
21,487,000	Quest Diagnostics, Inc. 2.700%, 4/1/2019	21,501,611
21,878,000	Stryker Corp. 1.300%, 4/1/2018	21,859,119
9,200,000	Sucampo Pharmaceuticals, Inc. 3.250%, 12/15/2021[4]	11,143,500
8,920,000	Universal Health Services, Inc. 4.750%, 8/1/2022[3,5]	9,132,296
		185,607,394
	Industrial – 9.9%
28,789,000	Amphenol Corp. 2.550%, 1/30/2019[3]	28,872,344
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[4]	11,258,834
7,787,000	Chart Industries, Inc. 2.000%, 8/1/2018[4]	7,782,250
19,546,000	Crane Co. 2.750%, 12/15/2018	19,604,364
5,919,000	Emerson Electric Co. 5.250%, 10/15/2018	6,045,240
18,699,000	Gibraltar Industries, Inc. 6.250%, 2/1/2021[3]	18,979,485
6,275,000	Harris Corp. 1.999%, 4/27/2018	6,274,335
166,000	Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 1/15/2019	166,950
6,230,000	Norfolk Southern Corp. 5.750%, 4/1/2018	6,268,595

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Industrial (Continued)
$38,365,638	Republic Services, Inc. 3.800%, 5/15/2018	$38,564,027
5,824,000	Roper Technologies, Inc. 2.050%, 10/1/2018	5,816,825
10,000,000	Silgan Holdings, Inc. 5.000%, 4/1/2020[3]	10,025,000
		159,658,249
	Technology – 16.1%
	Apple, Inc.
31,879,000	3.850%, 5/4/2043	32,372,391
9,676,000	3.450%, 2/9/2045	9,227,546
29,794,000	CA, Inc. 2.875%, 8/15/2018	29,906,085
16,749,000	Corning, Inc. 1.500%, 5/8/2018	16,733,541
40,784,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018	40,970,220
38,961,000	Maxim Integrated Products, Inc. 2.500%, 11/15/2018	39,054,117
17,795,000	NetApp, Inc. 3.250%, 12/15/2022[3]	17,721,382
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,4]	32,960,560
23,095,000	Sanmina Corp. 4.375%, 6/1/2019[5]	23,528,031
17,467,000	Xilinx, Inc. 2.125%, 3/15/2019	17,389,447
		259,863,320
	Total Corporate Bonds (Cost $1,106,161,028)	1,115,640,868

Number of Shares

	Preferred Stocks – 5.6%
	Energy – 1.2%
345,104	Chesapeake Energy Corp. 5.000%, N/A4,6	18,290,512

	Financial – 1.2%
105,212	New York Community Capital Trust V 6.000%, 11/1/2051[4]	5,258,496
558,649	RLJ Lodging Trust 1.950%, N/A4,6	14,452,250
		19,710,746

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	Industrial – 3.2%
1,093,727	Pitney Bowes, Inc. 6.700%, 3/7/2043[3]	$26,293,197
426,725	Stericycle, Inc. 5.250%, 9/15/2018[4]	25,146,904
		51,440,101
	Total Preferred Stocks (Cost $93,412,397)	89,441,359

	Short-Term Investments – 7.0%
113,505,899	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.19%[7]	113,505,899

	Total Short-Term Investments (Cost $113,505,899)	113,505,899

	Total Investments – 100.5% (Cost $1,581,618,809)	1,622,499,986
	Liabilities in Excess of Other Assets – (0.5)%	(7,545,637)

	Total Net Assets – 100.0%	$1,614,954,349

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Affiliated company.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Callable.
[4]	Convertible security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $54,802,842 which represents 3.39% of total net assets of the Fund.
[6]	Perpetual security. Maturity date is not applicable.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.5%
	Basic Materials – 6.7%
27,175	Valvoline, Inc.	$669,864
6,200	Vulcan Materials Co.	839,480
		1,509,344
	Consumer, Cyclical – 10.1%
1,115	AutoZone, Inc.*	853,466
9,100	Ralph Lauren Corp.	1,040,221
8,175	Toll Brothers, Inc.	380,791
		2,274,478
	Consumer, Non-cyclical – 2.8%
4,375	Ingredion, Inc.	628,425

	Energy – 4.2%
6,875	EQT Corp.	373,244
3,125	Pioneer Natural Resources Co.	571,593
		944,837
	Financial – 20.0%
8,525	Allstate Corp.	842,014
5,125	Hanover Insurance Group, Inc.	579,894
28,350	KeyCorp	606,690
11,325	Lincoln National Corp.	937,710
2,100	M&T Bank Corp.	400,638
10,575	Pinnacle Financial Partners, Inc.	669,397
11,875	Synchrony Financial	471,200
		4,507,543
	Health Care – 3.8%
5,000	Quest Diagnostics, Inc.	529,100
1,625	WellCare Health Plans, Inc.*	341,868
		870,968
	Industrial – 16.8%
19,100	Allison Transmission Holdings, Inc.	844,984
7,225	J.B. Hunt Transport Services, Inc.	872,997
8,175	Jacobs Engineering Group, Inc.	567,835
3,300	Rockwell Automation, Inc.	651,057
4,925	Snap-on, Inc.	843,702
		3,780,575
	REal Estate – 12.0%
11,375	American Campus Communities, Inc. - REIT	437,482
14,225	DCT Industrial Trust, Inc. - REIT	841,978
28,125	Host Hotels & Resorts, Inc. - REIT	583,875
4,900	Mid-America Apartment Communities, Inc. - REIT	467,313

Chartwell Mid Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Real estate (Continued)
30,950	Retail Properties of America, Inc. - Class A - REIT	$372,948
		2,703,596
	Technology – 6.0%
15,875	CA, Inc.	569,119
6,300	Dun & Bradstreet Corp.	779,499
		1,348,618
	Utilities – 13.1%
10,350	Ameren Corp.	586,121
15,375	CMS Energy Corp.	688,031
7,800	National Fuel Gas Co.	434,850
12,125	Public Service Enterprise Group, Inc.	628,924
10,350	Vectren Corp.	627,520
		2,965,446
	Total Common Stocks (Cost $19,625,085)	21,533,830

	Short-Term Investments – 4.6%
1,027,262	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.19%[1]	1,027,262

	Total Short-Term Investments (Cost $1,027,262)	1,027,262

	Total Investments – 100.1% (Cost $20,652,347)	22,561,092
	Liabilities in Excess of Other Assets – (0.1)%	(29,413)

	Total Net Assets – 100.0%	$22,531,679

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.7%
	Basic Materials – 4.7%
75,102	Calgon Carbon Corp.	$1,603,428
22,400	Eagle Materials, Inc.	2,509,920
32,855	Innophos Holdings, Inc.	1,520,201
33,147	Minerals Technologies, Inc.	2,490,997
		8,124,546
	Consumer, Cyclical – 9.9%
9,350	Buffalo Wild Wings, Inc.*	1,467,950
52,952	Cheesecake Factory, Inc.	2,604,709
198,600	Denny's Corp.*	2,977,014
88,785	Knoll, Inc.	2,036,728
17,150	Oxford Industries, Inc.	1,351,420
62,490	Scholastic Corp.	2,400,866
125,325	TRI Pointe Group, Inc.*	2,044,050
62,165	Wolverine World Wide, Inc.	2,040,877
		16,923,614
	Consumer, Non-cyclical – 2.2%
11,085	Lancaster Colony Corp.	1,423,314
27,920	Matthews International Corp. - Class A	1,563,520
8,706	Strayer Education, Inc.	805,131
		3,791,965
	Energy – 3.1%
76,900	RSP Permian, Inc.*	3,051,392
233,875	SRC Energy, Inc.*	2,327,056
		5,378,448
	Financial – 29.4%
70,618	American Equity Investment Life Holding Co.	2,330,394
54,389	Argo Group International Holdings Ltd.[1]	3,334,046
69,275	Columbia Banking System, Inc.	2,984,367
84,050	CVB Financial Corp.	1,966,770
35,075	FCB Financial Holdings, Inc. - Class A*	1,922,110
89,750	First Financial Bancorp	2,557,875
92,300	First Midwest Bancorp, Inc.	2,294,578
112,847	FNB Corp.	1,619,354
119,965	Hope Bancorp, Inc.	2,284,134
44,373	Independent Bank Group, Inc.	3,183,763
32,909	McGrath RentCorp	1,573,050
23,925	Pinnacle Financial Partners, Inc.	1,514,453
84,180	PRA Group, Inc.*	3,009,435
55,100	Renasant Corp.	2,373,157
62,452	Selective Insurance Group, Inc.	3,637,829
32,450	South State Corp.	2,875,070
72,267	Towne Bank/Portsmouth VA	2,207,757

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financial (Continued)
28,480	UMB Financial Corp.	$2,169,606
99,248	Umpqua Holdings Corp.	2,148,719
42,940	United Bankshares, Inc.	1,580,192
89,875	United Community Banks, Inc.	2,847,240
		50,413,899
	Health Care – 3.4%
45,939	Almost Family, Inc.*	2,620,820
50,782	Haemonetics Corp.*	3,283,056
		5,903,876
	Industrial – 22.3%
47,840	Altra Industrial Motion Corp.	2,506,816
39,625	Barnes Group, Inc.	2,606,929
30,143	EnPro Industries, Inc.	2,652,283
67,965	ESCO Technologies, Inc.	4,156,060
38,375	Franklin Electric Co., Inc.	1,738,387
88,500	Harsco Corp.*	1,584,150
39,725	Hub Group, Inc. - Class A*	1,908,786
91,825	Interface, Inc.	2,291,034
79,500	ITT Corp.	4,452,000
52,875	Korn/Ferry International	2,356,110
31,341	Lydall, Inc.*	1,498,100
6,433	Rogers Corp.*	1,060,030
62,705	Rush Enterprises, Inc. - Class A*	3,389,205
44,650	Saia, Inc.*	3,373,307
98,125	TrueBlue, Inc.*	2,683,719
		38,256,916
	Real Estate – 8.1%
63,196	Education Realty Trust, Inc. - REIT	2,087,364
72,950	Empire State Realty Trust, Inc. - Class A - REIT	1,426,173
70,035	First Industrial Realty Trust, Inc. - REIT	2,161,280
81,951	Healthcare Realty Trust, Inc. - REIT	2,447,876
63,812	Kite Realty Group Trust - REIT	1,075,870
55,700	Pebblebrook Hotel Trust - REIT	2,172,300
21,417	PS Business Parks, Inc. - REIT	2,615,230
		13,986,093
	Technology – 9.7%
65,015	Acxiom Corp.*	1,759,956
52,999	Diodes, Inc.*	1,494,042
122,525	Integrated Device Technology, Inc.*	3,663,498
69,500	ManTech International Corp. - Class A	3,618,865
55,840	Plexus Corp.*	3,336,440

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
55,412	Progress Software Corp.	$2,761,180
		16,633,981
	Utilities – 5.9%
29,279	Avista Corp.	1,474,490
26,987	Black Hills Corp.	1,499,128
42,545	El Paso Electric Co.	2,220,849
48,463	NorthWestern Corp.	2,633,479
30,775	Southwest Gas Holdings, Inc.	2,264,425
		10,092,371
	Total Common Stocks (Cost $126,716,028)	169,505,709

	Short-Term Investments – 1.7%
2,874,026	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.19%[2]	2,874,026

	Total Short-Term Investments (Cost $2,874,026)	2,874,026

	Total Investments – 100.4% (Cost $129,590,054)	172,379,735
	Liabilities in Excess of Other Assets – (0.4)%	(602,585)

	Total Net Assets – 100.0%	$171,777,150

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 98.3%
	Basic Materials – 4.3%
	ArcelorMittal
$220,000	5.500%, 8/5/2020[1]	$232,100
819,000	5.750%, 3/1/2021[1]	876,330
573,000	Steel Dynamics, Inc. 5.125%, 10/1/2021[2]	587,325
		1,695,755
	Communications – 9.5%
1,040,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[2]	1,064,700
1,100,000	DISH DBS Corp. 5.125%, 5/1/2020	1,117,875
1,100,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[2]	1,116,500
492,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	498,248
		3,797,323
	Consumer, Cyclical – 15.8%
1,040,000	Fiat Chrysler Automobiles N.V. 4.500%, 4/15/2020[1]	1,067,300
880,000	General Motors Co. 3.500%, 10/2/2018	887,131
1,100,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	1,124,750
996,000	Group 1 Automotive, Inc. 5.000%, 6/1/2022[2]	1,024,187
1,035,000	Lennar Corp. 4.500%, 11/15/2019[2]	1,058,339
1,100,000	MGM Resorts International 8.625%, 2/1/2019	1,157,750
		6,319,457
	Consumer, Non-cyclical – 14.1%
1,100,000	ADT Corp. 6.250%, 10/15/2021	1,195,563
1,040,000	Centene Corp. 5.625%, 2/15/2021[2]	1,069,255
1,100,000	HCA, Inc. 3.750%, 3/15/2019	1,112,408
1,085,000	Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/2022[2,3]	1,102,631
1,100,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	1,156,375
		5,636,232

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Energy – 13.8%
$1,100,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	$1,126,125
845,000	DCP Midstream Operating LP 5.350%, 3/15/2020[3]	878,800
1,100,000	Energy Transfer Equity LP 7.500%, 10/15/2020	1,208,977
1,100,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	1,171,586
1,100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	1,102,750
		5,488,238
	Financial – 21.7%
950,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/2020[1]	991,135
1,100,000	Aircastle Ltd. 6.250%, 12/1/2019[1]	1,153,625
1,040,000	CIT Group, Inc. 5.375%, 5/15/2020	1,089,400
305,000	GFI Group, Inc. 8.375%, 7/19/2018	311,100
1,055,000	iStar, Inc. 4.625%, 9/15/2020[2]	1,068,187
1,040,000	Navient Corp. 5.500%, 1/15/2019	1,060,592
210,000	Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/2021[2]	215,513
750,000	SLM Corp. 5.125%, 4/5/2022[2]	774,375
1,040,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	1,083,545
900,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[2]	904,842
		8,652,314
	Industrial – 8.6%
1,100,000	Arconic, Inc. 5.400%, 4/15/2021[2]	1,163,558
1,100,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	1,134,320
1,100,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2]	1,125,795
		3,423,673

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Technology – 7.4%
$1,100,000	Dell International LLC / EMC Corp. 5.875%, 6/15/2021[2,3]	$1,141,250
1,100,000	Equinix, Inc. 5.375%, 1/1/2022[2]	1,139,875
710,000	Pitney Bowes, Inc. 3.625%, 10/1/2021[2]	681,600
		2,962,725
	Utilities – 3.1%
	AES Corp.
236,000	8.000%, 6/1/2020	261,960
865,000	7.375%, 7/1/2021[2]	966,637
		1,228,597
	Total Corporate Bonds (Cost $39,274,281)	39,204,314

Number of Shares

	Short-Term Investments – 6.0%
2,376,540	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.19%[4]	2,376,540

	Total Short-Term Investments (Cost $2,376,540)	2,376,540

	Total Investments – 104.3% (Cost $41,650,821)	41,580,854
	Liabilities in Excess of Other Assets – (4.3)%	(1,702,894)

	Total Net Assets – 100.0%	$39,877,960

LP – Limited Partnership

LLC – Limited Liability Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,122,681 which represents 7.8% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.1%
	Basic Materials – 3.3%
2,093	KMG Chemicals, Inc.	$127,150
5,124	Kronos Worldwide, Inc.	140,654
1,067	Quaker Chemical Corp.	164,211
		432,015
	Broadcaster/Communications – 0.5%
3,780	Gray Television, Inc.*	61,803

	Communications Software – 3.2%
1,148	LogMeIn, Inc.	144,418
1,138	Proofpoint, Inc.*	116,099
2,789	RingCentral, Inc. - Class A*	151,443
		411,960
	Consumer, Cyclical – 21.0%
5,343	Boyd Gaming Corp.	210,888
916	Burlington Stores, Inc.*	111,486
3,915	Camping World Holdings, Inc. - Class A	175,196
708	Children's Place, Inc.	106,059
1,178	Copa Holdings S.A. - Class A1	162,953
11,809	Eldorado Resorts, Inc.*	408,001
1,628	Five Below, Inc.*	105,706
1,689	Grand Canyon Education, Inc.*	157,060
4,956	ILG, Inc.	155,668
5,116	Lumber Liquidators Holdings, Inc.*	142,941
1,108	Oxford Industries, Inc.	87,310
6,253	PlayAGS, Inc.*	122,371
2,230	Red Robin Gourmet Burgers, Inc.*	117,410
4,027	REV Group, Inc.	117,830
1,348	Scientific Games Corp. - Class A*	62,884
1,548	Sonic Corp.	40,000
4,819	Tailored Brands, Inc.	116,572
2,469	Texas Roadhouse, Inc.	144,980
1,202	Thor Industries, Inc.	164,265
		2,709,580
	Consumer, Non-cyclical – 3.9%
873	National Beverage Corp.	96,441
3,749	Nomad Foods Ltd.*1	63,883
4,402	On Assignment, Inc.*	337,061
		497,385
	Energy – 1.1%
4,318	Matador Resources Co.*	139,946

	Financial – 9.8%
2,397	American Equity Investment Life Holding Co.	79,101

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financial (Continued)
3,354	CenterState Banks, Inc.	$87,171
3,045	Essent Group Ltd.*1	141,653
2,068	Evercore Partners, Inc. - Class A	207,937
2,737	Moelis & Co.	141,503
4,500	Pacific Premier Bancorp, Inc.*	183,375
1,128	Selective Insurance Group, Inc.	65,706
1,676	WageWorks, Inc.*	101,482
1,137	Webster Financial Corp.	64,377
3,390	Western Alliance Bancorp*	198,857
		1,271,162
	Health Care – 21.5%
1,896	Acorda Therapeutics, Inc.*	49,201
841	Aerie Pharmaceuticals, Inc.*	46,129
494	AnaptysBio, Inc.*	52,063
1,247	Arena Pharmaceuticals, Inc.*	46,663
337	Bluebird Bio, Inc.*	69,051
5,938	Collegium Pharmaceutical, Inc.*	141,562
1,783	Encompass Health Corp.	94,356
3,583	Envision Healthcare Corp.*	128,952
2,852	Fate Therapeutics, Inc.*	26,067
3,009	G1 Therapeutics, Inc.*	71,945
1,422	Global Blood Therapeutics, Inc.*	82,334
2,402	Globus Medical, Inc. - Class A*	110,588
2,139	Halyard Health, Inc.*	104,405
5,536	Heron Therapeutics, Inc.*	119,855
1,413	ICON PLC*1	154,752
1,882	Insmed, Inc.*	47,878
1,276	Insulet Corp.*	97,652
1,646	Integra LifeSciences Holdings Corp.*	86,678
2,723	Lantheus Holdings, Inc.*	62,629
2,823	Molina Healthcare, Inc.*	257,909
1,059	MyoKardia, Inc.*	54,644
1,696	Nektar Therapeutics*	141,803
1,745	Neurocrine Biosciences, Inc.*	149,145
1,727	Nightstar Therapeutics PLC - ADR*	24,575
1,053	Odonate Therapeutics, Inc.*	21,881
1,054	PRA Health Sciences, Inc.*	95,977
390	Puma Biotechnology, Inc.*	26,072
906	Sage Therapeutics, Inc.*	171,959
3,712	Sarepta Therapeutics, Inc.*	243,285
		2,780,010
	Industrial – 11.3%
1,781	Belden, Inc.	150,975

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Industrial (Continued)
1,368	BWX Technologies, Inc.	$86,786
1,859	HEICO Corp.	149,315
1,270	Kadant, Inc.	127,317
3,800	Kennametal, Inc.	185,364
2,800	Keysight Technologies, Inc.*	130,816
4,408	MasTec, Inc.*	235,387
2,787	Oshkosh Corp.	252,837
1,777	TopBuild Corp.*	136,012
		1,454,809
	Internet Software – 0.3%
194	Stamps.com, Inc.*	39,547

	Real Estate – 3.1%
1,031	CyrusOne, Inc. - REIT	59,478
4,020	Easterly Government Properties, Inc. - REIT	83,737
9,202	MGM Growth Properties LLC - Class A - REIT	258,208
		401,423
	Technology – 15.1%
909	Advanced Energy Industries, Inc.*	64,657
5,200	Callidus Software, Inc.*	186,940
368	Coherent, Inc.*	95,503
2,343	Everbridge, Inc.*	75,632
4,477	II-VI, Inc.*	190,944
3,318	InterXion Holding N.V.*1	208,205
2,763	Mercury Systems, Inc.*	132,679
992	MKS Instruments, Inc.	101,482
1,038	Monolithic Power Systems, Inc.	123,647
562	Paycom Software, Inc.*	51,502
2,304	Take-Two Interactive Software, Inc.*	291,848
589	Ultimate Software Group, Inc.*	137,172
371	Universal Display Corp.	59,137
4,287	Varonis Systems, Inc.*	232,784
		1,952,132
	Total Common Stocks (Cost $10,896,054)	12,151,772

	Short-Term Investments – 5.0%
645,468	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.19%[2]	645,468

	Total Short-Term Investments (Cost $645,468)	645,468

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Value

Total Investments – 99.1% (Cost $11,541, 522)	$12,797,240
Other Assets in Excess of liabilities – 0.9%	122,556

Total Net Assets – 100.0%	$12,919,796

ADR – American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Berwyn Fund, Berwyn Income Fund, Chartwell Mid Cap Value Fund (formerly known as the Berwyn Cornerstone Fund), Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Income Fund, Chartwell Small Cap Value Fund, and Chartwell Small Cap Growth Fund are diversified funds. The Berwyn Fund, Chartwell Mid Cap Value Fund, and Chartwell Short Duration High Yield Fund are non-diversified funds.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

On July 17, 2017, the Berwyn Fund, Berwyn Income Fund, and Chartwell Mid Cap Value Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of the Investment Managers Series Trust (each, a “IMST Predecessor Fund” and collectively the “IMST Predecessor Funds”). The IMST Predecessor Funds acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds, (the “Berwyn Funds Predecessor Funds”) on April 29, 2016. On July 17, 2017, the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, respectively, each a series of the Investment Managers Series Trust (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, the prior performance and financial history of the Predecessor Funds is included in these financial statements.

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value:

Berwyn Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$86,836,325	$-	$-	$86,836,325
Short-Term Investments	8,548,906	-	-	8,548,906
Total Investments	$95,385,231	$-	$-	$95,385,231

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$303,911,860	$-	$-	$303,911,860
Corporate Bonds[2]	-	1,115,640,868	-	1,115,640,868
Preferred Stocks[1]	89,441,359	-	-	89,441,359
Short-Term Investments	113,505,899	-	-	113,505,899
Total Investments	$506,859,118	$1,115,640,868	$-	$1,622,499,986

Chartwell Mid Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$21,533,830	$-	$-	$21,533,830
Short-Term Investments	1,027,262	-	-	1,027,262
Total Investments	$22,561,092	$-	$-	$22,561,092

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Chartwell Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$169,505,709	$-	$-	$169,505,709
Short-Term Investments	2,874,026	-	-	2,874,026
Total Investments	$172,379,735	$-	$-	$172,379,735

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$39,204,314	$-	$39,204,314
Short-Term Investments	2,376,540	-	-	2,376,540
Total Investments	$2,376,540	$39,204,314	$-	$41,580,854

Chartwell Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,151,772	$-	$-	$12,151,772
Short-Term Investments	645,468	-	-	645,468
Total Investments	$12,797,240	$-	$-	$12,797,240

[1]	All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and medium term notes held in the Funds are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 4 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Chartwell Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

					Change in
	Value			Net	Unrealized
Security	Beginning		Sales	Realized	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income
Gold Resource Corp.	$8,083,817	$3,415,368	$-	$-	$2,228,764	$13,727,949	$12,941
LSI Industries, Inc.	10,591,939	173,107	(310,315)	9,045	1,536,049	11,999,825	76,201
PC-Tel, Inc.	10,677,885	759,323	-	-	783,638	12,220,846	88,313
Total	$29,353,641	$4,347,798	$(310,315)	$9,045	$4,548,451	$37,948,620	$177,455

	Principal Amount/Shares			Principal Amount/Shares
Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Resource Corp.	2,226,947	810,210	-	3,037,157
LSI Industries, Inc.	1,524,020	25,667	(38,374)	1,511,313
PC-Tel, Inc.	1,605,697	101,125	-	1,706,822
Total	5,356,664	937,002	(38,374)	6,255,292

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Chartwell Funds

By:	/s/ Timothy J. Riddle
Title:	Timothy J. Riddle, President and Chief Executive Officer

Date:	4/2/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy J. Riddle
(Signature and Title)	Timothy J. Riddle, President and Chief Executive Officer

Date:	4/2/18

By:	/s/ Neil Walker
(Signature and Title)	Neil Walker, Treasurer and Chief Financial Officer

Date:	4/2/18

CERTIFICATION

I, Timothy J. Riddle, certify that:

1.	I have reviewed this report on Form N-Q of the Berwyn Fund, Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/2/18	/s/ Timothy J. Riddle
Date	Timothy J. Riddle President and Chief Executive Officer

CERTIFICATION

I, Neil Walker, certify that:

1.	I have reviewed this report on Form N-Q of the Berwyn Fund, Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/2/18	/s/ Neil Walker
Date	Neil Walker Treasurer and Chief Financial Officer